Employees - Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information (Details)	12 Months Ended
	Dec. 31, 2024 share € / shares	Dec. 31, 2023 share € / shares	Dec. 31, 2022 share € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year (in euro per share) | € / shares	€ 46.19	€ 45.71	€ 41.56
Performance Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January (in shares)	21,329,938	17,923,890	14,318,564
Awarded (in shares)	7,508,412	7,479,544	10,032,321
Vested (in shares)	(6,296,695)	(2,021,439)	(3,101,598)
Forfeited (in shares)	(3,429,400)	(2,052,057)	(3,325,397)
Outstanding at 31 December (in shares)	19,112,255	21,329,938	17,923,890